Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total other long term liabilities	$ 1,861	$ 2,326
Settlements Llong Term Nutrablend And 4 Excelsior [Member]
Debt Instrument [Line Items]
Total other long term liabilities	$ 1,861	$ 2,326